Baoan Acquisition - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 10, 2013	Dec. 31, 2013	Dec. 31, 2012 Subsidiary
Business Acquisition [Line Items]
Gain on bargain purchase		$ 102
BaoAn
Business Acquisition [Line Items]
Business acquisition, cash consideration agreed			127,277
Business acquisition, number of subsidiaries acquired			3
Business acquisition, cash paid	15,910		111,367
Gain on bargain purchase		102
Deferred tax liabilities, non-current		$ 16,368